Curian/FAMCO Flex Core Covered Call Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/FAMCO Flex Core Covered Call Fund
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.12%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/FAMCO Flex Core Covered Call Fund	114	356	617	1,363

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	162.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets.

Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.  Common stocks will be selected by Fiduciary Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), utilizing a combination of its proprietary qualitative and quantitative selection criteria.  The Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses during periods of declining equity prices.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.